UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Equity 500 Index Fund

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the Fund owned approximately 79% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 9.1%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	62,896	1,071,119
Johnson Controls, Inc. (a)	150,637	3,850,281

		4,921,400
Automobiles 0.3%
Ford Motor Co.* (a)	818,471	5,901,176
Harley-Davidson, Inc. (a)	58,182	1,338,186

		7,239,362
Distributors 0.1%
Genuine Parts Co.	41,478	1,578,653

Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"* (a)	28,183	2,076,242
DeVry, Inc. (a)	16,700	923,844
H&R Block, Inc.	86,582	1,591,377

		4,591,463
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units)	111,379	3,706,693
Darden Restaurants, Inc.	36,280	1,238,236
International Game Technology	77,064	1,655,335
Marriott International, Inc. "A"	63,816	1,760,683
McDonald's Corp.	276,262	15,766,272
Starbucks Corp.*	186,501	3,851,246
Starwood Hotels & Resorts Worldwide, Inc. (a)	48,812	1,612,260
Wyndham Worldwide Corp.	45,314	739,525
Wynn Resorts Ltd.* (a)	17,600	1,247,664
Yum! Brands, Inc.	117,131	3,954,343

		35,532,257
Household Durables 0.4%
Black & Decker Corp. (a)	15,652	724,531
D.R. Horton, Inc. (a)	73,100	834,071
Fortune Brands, Inc.	38,254	1,644,157
Harman International Industries, Inc.	15,300	518,364
KB HOME (a)	20,472	340,040
Leggett & Platt, Inc.	38,970	756,018
Lennar Corp. "A"	39,900	568,575
Newell Rubbermaid, Inc. (a)	68,350	1,072,411
Pulte Homes, Inc. (a)	81,997	901,147
Whirlpool Corp. (a)	19,477	1,362,611

		8,721,925
Internet & Catalog Retail 0.4%
Amazon.com, Inc.* (a)	84,412	7,880,704
Expedia, Inc.*	53,670	1,285,397

		9,166,101
Leisure Equipment & Products 0.1%
Eastman Kodak Co. (a)	71,031	339,528
Hasbro, Inc.	34,402	954,656
Mattel, Inc.	90,814	1,676,426

		2,970,610
Media 2.6%
CBS Corp. "B" (a)	175,054	2,109,401
Comcast Corp. "A" (a)	727,055	12,279,959
Gannett Co., Inc. (a)	57,969	725,192
Interpublic Group of Companies, Inc.*	117,695	885,066
McGraw-Hill Companies, Inc. (a)	81,774	2,055,798
Meredith Corp.	10,038	300,538
New York Times Co. "A" (a)	37,073	301,033
News Corp. "A"	569,949	6,833,689
Omnicom Group, Inc. (a)	80,136	2,960,224
Scripps Networks Interactive "A"	23,100	853,545
The DIRECTV Group, Inc.* (a)	113,268	3,123,931
Time Warner Cable, Inc.	89,975	3,877,023
Time Warner, Inc. (a)	300,967	8,661,830
Viacom, Inc. "B"*	153,553	4,305,626
Walt Disney Co. (a)	470,996	12,933,550

Washington Post Co. "B"	1,500	702,120

		62,908,525
Multiline Retail 0.9%
Big Lots, Inc.*	21,496	537,830
Family Dollar Stores, Inc.	35,172	928,541
J.C. Penney Co., Inc.	57,475	1,939,781
Kohl's Corp.*	77,665	4,430,788
Macy's, Inc. (a)	108,550	1,985,380
Nordstrom, Inc. (a)	41,332	1,262,279
Sears Holdings Corp.* (a)	12,818	837,144
Target Corp. (a)	191,259	8,927,970

		20,849,713
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A" (a)	22,700	746,376
AutoNation, Inc.* (a)	22,500	406,800
AutoZone, Inc.*	8,110	1,185,844
Bed Bath & Beyond, Inc.*	67,266	2,525,166
Best Buy Co., Inc. (a)	86,131	3,231,635
GameStop Corp. "A"* (a)	41,500	1,098,505
Home Depot, Inc. (a)	431,818	11,503,632
Limited Brands, Inc.	70,311	1,194,584
Lowe's Companies, Inc.	375,197	7,856,625
O'Reilly Automotive, Inc.* (a)	35,700	1,290,198
Office Depot, Inc.*	69,059	457,171
RadioShack Corp.	32,495	538,442
Staples, Inc.	182,074	4,227,758
The Gap, Inc.	119,558	2,558,541
The Sherwin-Williams Co. (a)	25,205	1,516,333
Tiffany & Co.	31,716	1,222,017
TJX Companies, Inc.	107,499	3,993,588

		45,553,215
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	82,600	2,719,192
NIKE, Inc. "B" (a)	98,803	6,392,554
Polo Ralph Lauren Corp.	14,700	1,126,314
VF Corp. (a)	22,140	1,603,600

		11,841,660
Consumer Staples 11.5%
Beverages 2.7%
Brown-Forman Corp. "B"	25,522	1,230,671
Coca-Cola Co. (a)	587,925	31,571,573
Coca-Cola Enterprises, Inc.	81,424	1,743,288
Constellation Brands, Inc. "A"*	49,400	748,410
Dr. Pepper Snapple Group, Inc.*	62,797	1,805,414
Molson Coors Brewing Co. "B"	38,804	1,888,979
Pepsi Bottling Group, Inc.	35,362	1,288,591
PepsiCo, Inc.	395,378	23,192,873

		63,469,799
Food & Staples Retailing 2.8%
Costco Wholesale Corp. (a)	110,634	6,246,396
CVS Caremark Corp.	366,398	13,095,065
Kroger Co.	164,827	3,402,029
Safeway, Inc.	105,959	2,089,512

SUPERVALU, Inc.	53,391	804,068
Sysco Corp.	150,282	3,734,508
Wal-Mart Stores, Inc.	547,848	26,893,858
Walgreen Co.	251,709	9,431,536
Whole Foods Market, Inc.* (a)	35,200	1,073,248

		66,770,220
Food Products 1.6%
Archer-Daniels-Midland Co. (a)	163,378	4,773,905
Campbell Soup Co.	48,570	1,584,353
ConAgra Foods, Inc.	111,673	2,421,071
Dean Foods Co.*	46,500	827,235
General Mills, Inc.	82,768	5,328,604
H.J. Heinz Co.	79,340	3,153,765
Hormel Foods Corp. (a)	17,900	635,808
Kellogg Co.	65,134	3,206,547
Kraft Foods, Inc. "A"	374,761	9,844,972
McCormick & Co., Inc. (a)	33,700	1,143,778
Sara Lee Corp.	180,539	2,011,204
The Hershey Co. (a)	42,160	1,638,338
The J.M. Smucker Co.	29,757	1,577,419
Tyson Foods, Inc. "A" (a)	75,400	952,302

		39,099,301
Household Products 2.6%
Clorox Co. (a)	35,632	2,095,874
Colgate-Palmolive Co. (a)	126,391	9,641,105
Kimberly-Clark Corp.	104,816	6,182,048
Procter & Gamble Co. (a)	740,799	42,907,078

		60,826,105
Personal Products 0.2%
Avon Products, Inc.	108,797	3,694,746
Estee Lauder Companies, Inc. "A"	28,900	1,071,612

		4,766,358
Tobacco 1.6%
Altria Group, Inc.	523,772	9,328,379
Lorillard, Inc.	42,154	3,132,042
Philip Morris International, Inc.	491,062	23,934,362
Reynolds American, Inc.	42,690	1,900,559

		38,295,342
Energy 11.6%
Energy Equipment & Services 1.9%
Baker Hughes, Inc. (a)	79,205	3,378,885
BJ Services Co. (a)	72,728	1,413,105
Cameron International Corp.*	56,100	2,121,702
Diamond Offshore Drilling, Inc. (a)	17,530	1,674,466
ENSCO International, Inc.	36,600	1,556,964
FMC Technologies, Inc.*	30,906	1,614,529
Halliburton Co.	229,367	6,220,433
Nabors Industries Ltd.*	71,938	1,503,504
National-Oilwell Varco, Inc.*	106,380	4,588,169
Rowan Companies, Inc.	27,539	635,325
Schlumberger Ltd.	303,921	18,113,692
Smith International, Inc.	56,500	1,621,550

		44,442,324

Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp. (a)	125,368	7,864,335
Apache Corp.	85,478	7,849,445
Cabot Oil & Gas Corp.	25,700	918,775
Chesapeake Energy Corp.	149,300	4,240,120
Chevron Corp.	508,849	35,838,235
ConocoPhillips	377,697	17,056,797
CONSOL Energy, Inc. (a)	45,393	2,047,678
Denbury Resources, Inc.* (a)	65,600	992,528
Devon Energy Corp.	113,222	7,623,237
El Paso Corp.	180,398	1,861,707
EOG Resources, Inc.	63,875	5,334,201
ExxonMobil Corp.	1,219,166	83,646,979
Hess Corp.	73,965	3,954,169
Marathon Oil Corp.	180,297	5,751,474
Massey Energy Co.	21,100	588,479
Murphy Oil Corp.	49,200	2,832,444
Noble Energy, Inc.	44,700	2,948,412
Occidental Petroleum Corp.	205,875	16,140,600
Peabody Energy Corp.	66,831	2,487,450
Pioneer Natural Resources Co.	29,600	1,074,184
Range Resources Corp. (a)	40,242	1,986,345
Southwestern Energy Co.*	87,036	3,714,697
Spectra Energy Corp.	161,173	3,052,617
Sunoco, Inc.	29,272	832,788
Tesoro Corp. (a)	34,500	516,810
Valero Energy Corp.	142,401	2,761,155
Williams Companies, Inc.	148,723	2,657,680
XTO Energy, Inc.	148,361	6,130,277

		232,703,618
Financials 15.1%
Capital Markets 3.1%
Ameriprise Financial, Inc.	66,608	2,419,869
Bank of New York Mellon Corp.	306,280	8,879,057
Charles Schwab Corp.	244,233	4,677,062
E*TRADE Financial Corp.* (a)	240,129	420,226
Federated Investors, Inc. "B" (a)	21,700	572,229
Franklin Resources, Inc. (a)	38,313	3,854,288
Invesco Ltd.	106,181	2,416,679
Janus Capital Group, Inc.	39,279	556,976
Legg Mason, Inc. (a)	36,200	1,123,286
Morgan Stanley	345,868	10,680,404
Northern Trust Corp.	62,605	3,641,107
State Street Corp. (a)	126,137	6,634,806
T. Rowe Price Group, Inc. (a)	64,476	2,946,553
The Goldman Sachs Group, Inc.	129,886	23,944,484

		72,767,026
Commercial Banks 2.8%
BB&T Corp.	173,592	4,728,646
Comerica, Inc.	38,557	1,143,986
Fifth Third Bancorp. (a)	199,091	2,016,792
First Horizon National Corp.	52,547	695,203
Huntington Bancshares, Inc.	137,396	647,135
KeyCorp	229,183	1,489,690

M&T Bank Corp.	20,400	1,271,328
Marshall & Ilsley Corp.	92,053	742,868
PNC Financial Services Group, Inc. (a)	117,806	5,724,194
Regions Financial Corp. (a)	300,919	1,868,707
SunTrust Banks, Inc.	125,692	2,834,355
US Bancorp. (a)	486,604	10,637,163
Wells Fargo & Co. (a)	1,185,655	33,411,758
Zions Bancorp. (a)	27,956	502,369

		67,714,194
Consumer Finance 0.7%
American Express Co. (a)	302,385	10,250,852
Capital One Financial Corp. (a)	117,543	4,199,811
Discover Financial Services	123,032	1,996,809
SLM Corp.* (a)	121,565	1,060,047

		17,507,519
Diversified Financial Services 4.6%
Bank of America Corp.	2,195,987	37,156,100
Citigroup, Inc.	3,314,167	16,040,568
CME Group, Inc.	16,873	5,200,090
IntercontinentalExchange, Inc.* (a)	18,348	1,783,242
JPMorgan Chase & Co.	998,274	43,744,367
Leucadia National Corp.*	45,200	1,117,344
Moody's Corp. (a)	49,800	1,018,908
NYSE Euronext (a)	67,500	1,950,075
The NASDAQ OMX Group, Inc.*	35,500	747,275

		108,757,969
Insurance 2.7%
Aflac, Inc. (a)	119,627	5,112,858
Allstate Corp.	137,251	4,202,626
American International Group, Inc.* (a)	33,961	1,498,020
Aon Corp. (a)	72,987	2,969,841
Assurant, Inc.	28,900	926,534
Chubb Corp. (a)	89,259	4,499,546
Cincinnati Financial Corp.	42,934	1,115,855
Genworth Financial, Inc. "A"	121,300	1,449,535
Hartford Financial Services Group, Inc. (a)	97,402	2,581,153
Lincoln National Corp.	66,374	1,719,750
Loews Corp.	92,523	3,168,913
Marsh & McLennan Companies, Inc.	136,532	3,376,436
MBIA, Inc.* (a)	37,475	290,806
MetLife, Inc.	209,315	7,968,622
Principal Financial Group, Inc.	81,519	2,232,805
Progressive Corp.*	171,014	2,835,412
Prudential Financial, Inc.	118,015	5,890,129
The Travelers Companies, Inc.	144,465	7,112,012
Torchmark Corp.	22,310	968,923
Unum Group	84,494	1,811,551
XL Capital Ltd. "A"	85,732	1,496,881

		63,228,208
Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co. "A" (REIT) (a)	34,816	513,536
AvalonBay Communities, Inc. (REIT)	20,846	1,516,130
Boston Properties, Inc. (REIT) (a)	36,000	2,359,800
Equity Residential (REIT) (a)	70,860	2,175,402

HCP, Inc. (REIT) (a)	69,455	1,996,137
Health Care REIT, Inc. (REIT) (a)	27,600	1,148,712
Host Hotels & Resorts, Inc. (REIT)	155,500	1,830,235
Kimco Realty Corp. (REIT)	82,400	1,074,496
Plum Creek Timber Co., Inc. (REIT) (a)	43,324	1,327,447
ProLogis (REIT)	113,700	1,355,304
Public Storage (REIT) (a)	34,530	2,598,037
Simon Property Group, Inc. (REIT) (a)	72,715	5,048,602
Ventas, Inc. (REIT)	39,600	1,524,600
Vornado Realty Trust (REIT) (a)	39,928	2,571,763

		27,040,201
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	59,600	699,704
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	121,168	1,593,359
People's United Financial, Inc.	94,100	1,464,196

		3,057,555
Health Care 13.0%
Biotechnology 1.7%
Amgen, Inc.*	257,469	15,507,358
Biogen Idec, Inc.*	73,603	3,718,423
Celgene Corp.*	116,681	6,522,468
Cephalon, Inc.* (a)	18,700	1,089,088
Genzyme Corp.* (a)	68,384	3,879,424
Gilead Sciences, Inc.*	229,639	10,696,585

		41,413,346
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	153,125	8,729,656
Becton, Dickinson & Co. (a)	60,871	4,245,752
Boston Scientific Corp.*	383,243	4,058,544
C.R. Bard, Inc.	25,594	2,011,944
CareFusion Corp.*	46,834	1,020,981
DENTSPLY International, Inc. (a)	38,600	1,333,244
Hospira, Inc.*	40,422	1,802,821
Intuitive Surgical, Inc.*	9,800	2,570,050
Medtronic, Inc.	281,709	10,366,891
St. Jude Medical, Inc.*	87,910	3,429,369
Stryker Corp. (a)	62,848	2,855,185
Varian Medical Systems, Inc.* (a)	31,300	1,318,669
Zimmer Holdings, Inc.*	55,908	2,988,283

		46,731,389
Health Care Providers & Services 2.0%
Aetna, Inc.	111,495	3,102,906
AmerisourceBergen Corp.	76,010	1,701,104
Cardinal Health, Inc.	93,668	2,510,302
CIGNA Corp.	70,575	1,982,452
Coventry Health Care, Inc.*	38,758	773,610
DaVita, Inc.*	26,600	1,506,624
Express Scripts, Inc.*	69,517	5,393,129
Humana, Inc.* (a)	43,351	1,616,992
Laboratory Corp. of America Holdings*	26,300	1,727,910
McKesson Corp.	67,667	4,029,570
Medco Health Solutions, Inc.*	120,976	6,691,183

Patterson Companies, Inc.*	23,800	648,550
Quest Diagnostics, Inc.	38,402	2,004,200
Tenet Healthcare Corp.*	117,448	690,594
UnitedHealth Group, Inc.	295,410	7,397,066
WellPoint, Inc.*	120,796	5,720,899

		47,497,091
Health Care Technology 0.0%
IMS Health, Inc.	48,206	739,962
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	45,103	2,099,545
Millipore Corp.*	13,681	962,185
PerkinElmer, Inc. (a)	30,063	578,412
Thermo Fisher Scientific, Inc.* (a)	104,780	4,575,743
Waters Corp.*	24,805	1,385,607

		9,601,492
Pharmaceuticals 6.9%
Abbott Laboratories	392,382	19,411,137
Allergan, Inc.	78,424	4,451,346
Bristol-Myers Squibb Co.	501,722	11,298,779
Eli Lilly & Co. (a)	256,362	8,467,637
Forest Laboratories, Inc.*	78,681	2,316,369
Johnson & Johnson (a)	699,204	42,574,532
King Pharmaceuticals, Inc.* (a)	61,575	663,163
Merck & Co., Inc. (a)	534,825	16,916,515
Mylan, Inc.* (a)	77,300	1,237,573
Pfizer, Inc. (a)	1,712,171	28,336,430
Schering-Plough Corp.	414,971	11,722,931
Watson Pharmaceuticals, Inc.*	25,907	949,232
Wyeth	338,481	16,443,407

		164,789,051
Industrials 10.2%
Aerospace & Defense 2.7%
Boeing Co. (a)	184,493	9,990,296
General Dynamics Corp.	98,018	6,331,963
Goodrich Corp.	31,238	1,697,473
Honeywell International, Inc.	190,783	7,087,588
ITT Corp.	46,592	2,429,773
L-3 Communications Holdings, Inc.	29,368	2,358,838
Lockheed Martin Corp.	82,032	6,405,059
Northrop Grumman Corp. (a)	81,122	4,198,064
Precision Castparts Corp.	35,228	3,588,676
Raytheon Co.	97,953	4,698,805
Rockwell Collins, Inc.	40,144	2,039,315
United Technologies Corp.	238,440	14,528,149

		65,353,999
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	42,432	2,450,448
Expeditors International of Washington, Inc.	54,200	1,905,130
FedEx Corp.	79,496	5,979,689
United Parcel Service, Inc. "B"	252,099	14,236,031

		24,571,298
Airlines 0.1%
Southwest Airlines Co. (a)	193,891	1,861,354

Building Products 0.1%
Masco Corp.	91,805	1,186,121
Commercial Services & Supplies 0.5%
Avery Dennison Corp. (a)	27,531	991,391
Cintas Corp.	32,666	990,107
Iron Mountain, Inc.* (a)	46,400	1,237,024
Pitney Bowes, Inc.	52,685	1,309,222
R.R. Donnelley & Sons Co.	50,961	1,083,431
Republic Services, Inc.	83,699	2,223,882
Stericycle, Inc.* (a)	20,200	978,690
Waste Management, Inc. (a)	124,607	3,715,781

		12,529,528
Construction & Engineering 0.2%
Fluor Corp.	44,750	2,275,538
Jacobs Engineering Group, Inc.*	32,100	1,474,995
Quanta Services, Inc.*	51,300	1,135,269

		4,885,802
Electrical Equipment 0.4%
Emerson Electric Co. (a)	191,002	7,655,360
Rockwell Automation, Inc. (a)	35,021	1,491,895

		9,147,255
Industrial Conglomerates 2.5%
3M Co. (a)	177,329	13,086,880
General Electric Co. (a)	2,698,408	44,307,859
Textron, Inc. (a)	67,754	1,285,971

		58,680,710
Machinery 1.6%
Caterpillar, Inc. (a)	156,468	8,031,502
Cummins, Inc.	51,992	2,329,761
Danaher Corp.	65,538	4,412,018
Deere & Co. (a)	107,578	4,617,248
Dover Corp.	46,272	1,793,503
Eaton Corp.	43,054	2,436,426
Flowserve Corp.	14,700	1,448,538
Illinois Tool Works, Inc.	97,796	4,176,867
PACCAR, Inc. (a)	91,781	3,461,061
Pall Corp.	31,010	1,001,003
Parker Hannifin Corp.	41,252	2,138,504
Snap-on, Inc.	14,732	512,084
The Stanley Works	18,653	796,297

		37,154,812
Professional Services 0.1%
Dun & Bradstreet Corp.	14,000	1,054,480
Equifax, Inc.	32,709	953,140
Monster Worldwide, Inc.* (a)	31,489	550,428
Robert Half International, Inc.	40,275	1,007,680

		3,565,728
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	66,236	5,287,620
CSX Corp.	99,430	4,162,140
Norfolk Southern Corp.	93,463	4,029,190
Ryder System, Inc.	14,590	569,885

Union Pacific Corp.	127,926	7,464,482

		21,513,317
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	33,100	1,280,970
W.W. Grainger, Inc. (a)	16,362	1,462,108

		2,743,078
Information Technology 18.5%
Communications Equipment 2.7%
Ciena Corp.*	21,498	349,987
Cisco Systems, Inc.*	1,463,351	34,447,282
Harris Corp.	33,900	1,274,640
JDS Uniphase Corp.*	55,939	397,726
Juniper Networks, Inc.* (a)	133,134	3,597,281
Motorola, Inc.	585,303	5,027,753
QUALCOMM, Inc.	421,906	18,977,332
Tellabs, Inc.*	104,030	719,888

		64,791,889
Computers & Peripherals 5.7%
Apple, Inc.*	227,278	42,130,523
Dell, Inc.*	437,532	6,676,738
EMC Corp.*	513,932	8,757,401
Hewlett-Packard Co.	601,312	28,387,940
International Business Machines Corp. (a)	332,286	39,744,728
Lexmark International, Inc. "A"*	20,257	436,336
NetApp, Inc.*	84,609	2,257,368
QLogic Corp.*	31,000	533,200
SanDisk Corp.* (a)	58,000	1,258,600
Sun Microsystems, Inc.*	193,291	1,757,015
Teradata Corp.*	45,298	1,246,601
Western Digital Corp.*	55,735	2,036,000

		135,222,450
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.*	86,157	2,397,749
Amphenol Corp. "A"	42,330	1,594,994
Corning, Inc. (a)	395,151	6,049,762
FLIR Systems, Inc.*	37,900	1,060,063
Jabil Circuit, Inc.	50,875	682,234
Molex, Inc.	35,886	749,300

		12,534,102
Internet Software & Services 1.8%
Akamai Technologies, Inc.* (a)	44,200	869,856
eBay, Inc.*	281,032	6,635,165
Google, Inc. "A"* (a)	61,035	30,264,205
VeriSign, Inc.*	50,000	1,184,500
Yahoo!, Inc.*	303,402	5,403,590

		44,357,316
IT Services 1.1%
Affiliated Computer Services, Inc. "A"*	25,300	1,370,501
Automatic Data Processing, Inc.	127,370	5,005,641
Cognizant Technology Solutions Corp. "A"*	73,422	2,838,494
Computer Sciences Corp.* (a)	38,643	2,036,873
Convergys Corp.*	33,540	333,388
Fidelity National Information Services, Inc.	47,500	1,211,725
Fiserv, Inc.*	39,205	1,889,681

MasterCard, Inc. "A" (a)	22,600	4,568,590
Paychex, Inc. (a)	80,001	2,324,029
Total System Services, Inc.	47,866	771,121
Western Union Co.	180,396	3,413,092

		25,763,135
Office Electronics 0.1%
Xerox Corp.	222,156	1,719,488
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.* (a)	142,097	804,269
Altera Corp. (a)	76,743	1,573,999
Analog Devices, Inc.	74,568	2,056,585
Applied Materials, Inc.	339,504	4,549,354
Broadcom Corp. "A"*	110,083	3,378,447
Intel Corp.	1,418,796	27,765,838
KLA-Tencor Corp. (a)	43,885	1,573,716
Linear Technology Corp. (a)	57,006	1,575,076
LSI Corp.*	165,055	906,152
MEMC Electronic Materials, Inc.*	57,600	957,888
Microchip Technology, Inc.	46,600	1,234,900
Micron Technology, Inc.*	217,049	1,779,802
National Semiconductor Corp.	50,366	718,723
Novellus Systems, Inc.*	25,082	526,220
NVIDIA Corp.*	138,743	2,085,307
Teradyne, Inc.* (a)	43,358	401,062
Texas Instruments, Inc.	319,576	7,570,755
Xilinx, Inc. (a)	70,403	1,648,838

		61,106,931
Software 4.0%
Adobe Systems, Inc.*	133,144	4,399,078
Autodesk, Inc.*	58,348	1,388,682
BMC Software, Inc.*	48,069	1,804,030
CA, Inc. (a)	100,115	2,201,529
Citrix Systems, Inc.* (a)	45,914	1,801,206
Compuware Corp.*	59,252	434,317
Electronic Arts, Inc.*	84,006	1,600,314
Intuit, Inc.* (a)	83,566	2,381,631
McAfee, Inc.*	39,600	1,734,084
Microsoft Corp. (a)	1,966,088	50,902,018
Novell, Inc.*	87,582	394,995
Oracle Corp.	989,629	20,623,868
Red Hat, Inc.*	46,493	1,285,067
Salesforce.com, Inc.* (a)	27,100	1,542,803
Symantec Corp.*	206,464	3,400,462

		95,894,084
Materials 3.5%
Chemicals 2.0%
Air Products & Chemicals, Inc.	54,390	4,219,576
Airgas, Inc.	21,250	1,027,863
CF Industries Holdings, Inc.	12,135	1,046,401
Dow Chemical Co. (a)	290,847	7,582,381
E.I. du Pont de Nemours & Co. (a)	230,030	7,393,164
Eastman Chemical Co.	18,669	999,538
Ecolab, Inc.	51,042	2,359,672
FMC Corp.	19,200	1,080,000

International Flavors & Fragrances, Inc.	19,916	755,414
Monsanto Co.	139,039	10,761,619
PPG Industries, Inc. (a)	41,662	2,425,145
Praxair, Inc.	78,202	6,388,321
Sigma-Aldrich Corp.	30,716	1,658,050

		47,697,144
Construction Materials 0.1%
Vulcan Materials Co. (a)	31,176	1,685,686
Containers & Packaging 0.2%
Ball Corp.	24,224	1,191,821
Bemis Co., Inc.	25,930	671,846
Owens-Illinois, Inc.*	43,400	1,601,460
Pactiv Corp.*	33,149	863,532
Sealed Air Corp.	40,872	802,317

		5,130,976
Metals & Mining 1.0%
AK Steel Holding Corp. (a)	29,600	584,008
Alcoa, Inc. (a)	245,938	3,226,707
Allegheny Technologies, Inc. (a)	24,379	853,021
Freeport-McMoRan Copper & Gold, Inc. (a)	104,751	7,186,966
Newmont Mining Corp.	124,305	5,471,906
Nucor Corp.	79,599	3,741,949
Titanium Metals Corp. (a)	22,200	212,898
United States Steel Corp. (a)	37,792	1,676,831

		22,954,286
Paper & Forest Products 0.2%
International Paper Co.	109,712	2,438,898
MeadWestvaco Corp.	45,844	1,022,779
Weyerhaeuser Co. (a)	54,929	2,013,148

		5,474,825
Telecommunication Services 3.2%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,497,114	40,437,049
CenturyTel, Inc.	75,496	2,536,665
Frontier Communications Corp. (a)	81,505	614,548
Qwest Communications International, Inc. (a)	368,143	1,402,625
Verizon Communications, Inc. (a)	719,684	21,784,835
Windstream Corp.	115,874	1,173,804

		67,949,526
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	99,336	3,615,830
MetroPCS Communications, Inc.*	67,200	628,992
Sprint Nextel Corp.*	746,728	2,949,576

		7,194,398
Utilities 3.7%
Electric Utilities 2.1%
Allegheny Energy, Inc.	42,418	1,124,926
American Electric Power Co., Inc.	121,765	3,773,497
Duke Energy Corp.	328,391	5,168,874
Edison International	83,774	2,813,131
Entergy Corp.	50,109	4,001,705
Exelon Corp.	167,655	8,319,041

FirstEnergy Corp.	78,311	3,580,379
FPL Group, Inc.	104,587	5,776,340
Northeast Utilities	42,000	997,080
Pepco Holdings, Inc. (a)	50,600	752,928
Pinnacle West Capital Corp.	24,896	817,087
PPL Corp.	96,548	2,929,266
Progress Energy, Inc. (a)	71,550	2,794,743
Southern Co.	203,488	6,444,465

		49,293,462
Gas Utilities 0.1%
EQT Corp.	34,000	1,448,400
Nicor, Inc.	11,737	429,457
Questar Corp.	43,700	1,641,372

		3,519,229
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	171,150	2,536,443
Constellation Energy Group, Inc.	49,587	1,605,131
Dynegy, Inc. "A"*	107,461	274,026

		4,415,600
Multi-Utilities 1.3%
Ameren Corp.	53,419	1,350,432
CenterPoint Energy, Inc.	93,768	1,165,536
CMS Energy Corp.	59,049	791,257
Consolidated Edison, Inc. (a)	71,316	2,919,677
Dominion Resources, Inc. (a)	150,501	5,192,284
DTE Energy Co. (a)	42,303	1,486,527
Integrys Energy Group, Inc.	19,100	685,499
NiSource, Inc. (a)	71,366	991,274
PG&E Corp. (a)	95,347	3,860,600
Public Service Enterprise Group, Inc.	128,781	4,048,875
SCANA Corp.	27,767	969,068
Sempra Energy	61,496	3,063,116
TECO Energy, Inc. (a)	52,988	746,071
Wisconsin Energy Corp.	30,500	1,377,685
Xcel Energy, Inc. (a)	115,737	2,226,780

		30,874,681

Total Common Stocks (Cost $2,101,539,430)		2,368,564,868
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.285% **, 11/19/2009 (b) (Cost $2,963,984)	2,965,000	2,964,739
	Shares	Value ($)

Securities Lending Collateral 25.0%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $597,428,403)	597,428,403	597,428,403
Cash Equivalents 1.0%
Cash Management QP Trust, 0.18% (c) (Cost $23,695,986)	23,695,986	23,695,986

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,725,627,803) †				125.5	2,992,653,996
Other Assets and Liabilities, Net (a)				(25.5)	(607,689,468)

Net Assets				100.0	2,384,964,528

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,907,167,605. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $85,486,391. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $659,369,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $573,882,685.

(a)

All or a portion of these securities were on loan amounting to $580,084,489. In addition, included in other assets and liabilities, net are pending sales, amounting to $583,468, that are also on loan. The value of all securities loaned at September 30, 2009 amounted to $580,667,957 which is 24.3% of net assets.

(b)				At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/17/2009	112	28,852,388	29,481,200	628,812

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)	$ 2,368,564,868	$ —	$ —	$ 2,368,564,868
Short-Term Investments(e)	597,428,403	26,660,725	—	624,089,128
Derivatives(f)	628,812	—	—	628,812
Total	$ 2,966,622,083	$ 26,660,725	$ —	$ 2,993,282,808
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 628,812

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009